UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-13

Central Index Key Number of issuing entity: 0001713393

Citigroup Commercial Mortgage Trust 2017-B1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

Morgan Stanley Mortgage Capital Holdings LLC

Central Index Key Number: 0001541557

Bank of America, National Association

Central Index Key Number: 0001102113

Citigroup Global Markets Realty Corp.

Central Index Key Number: 0001541001

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note

This Form ABS-EE is filed in connection with the Form 10-D/A (the “October 22, 2020 Form 10-D/A”), filed with the Securities and Exchange Commission on October 22, 2020 under Commission File No. 333-207132-13, with respect to Citigroup Commercial Mortgage Trust 2017-B1, which amends the distribution report filed as Exhibit 99.1 to the Form 10-D (the “July 30, 2020 Form 10-D”) filed with the Securities and Exchange Commission on July 30, 2020 under Commission File No. 333-207132-13. Exhibit 102 and Exhibit 103 attached to this Form ABS-EE are the same as Exhibit 102 and Exhibit 103 attached to the Form ABS-EE, filed with the Securities and Exchange Commission on July 30, 2020 under Commission File No. 333-207132-13, with respect to Citigroup Commercial Mortgage Trust 2017-B1, and that were incorporated by reference as Exhibit 102 and Exhibit 103 to the July 30, 2020 Form 10-D. The purpose of this Form ABS-EE is to refile Exhibit 102 and Exhibit 103 so that the October 22, 2020 Form 10-D/A can be filed.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: October 22, 2020	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President